INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
Disclosure of detailed information about deferred tax assets [Text Block]
Deferred Tax Assets

The following table sets forth the deferred tax assets as of the dates indicated:

	12-31-2018	12-31-2017
Deferred Tax Assets	ThU.S.$	ThU.S.$
Deferred tax Assets relating to Provisions	6,105	7,433
Deferred tax Assets relating to Accrued Liabilities	10,906	11,267
Deferred tax Assets relating to Post-Employment benefits	19,072	19,276
Deferred tax Assets relating to Property, Plant and equipment	10,125	11,657
Deferred tax Assets relating to Financial Instruments	9,761	4,348
Deferred tax Assets relating to Tax Loss Carryforward	109,320	62,706
Deferred tax Assets relating to Inventories	5,532	5,941
Deferred tax Assets relating to Provisions for Income	7,443	21,354
Deferred tax Assets relating to Allowance for Doubtful Accounts	5,001	5,149
Intangible revaluation differences	7,651	10,389
Deferred tax Assets relating to Other Deductible Temporary Differences	21,108	27,364
Total Deferred Tax Assets	212,024	186,884
Offsetting presentation	(207,389)	(178,618)
Net Effect	4,635	8,266

Disclosure of detailed information about deferred tax liabilities [Text Block]
Deferred Tax Liabilities

The following table sets forth the deferred tax liabilities as of the dates indicated:

	12-31-2018	12-31-2017
Deferred Tax Liabilities	ThU.S.$	ThU.S.$
Deferred tax Liabilities relating to Property, Plant and Equipment	829,288	860,498
Deferred tax Liabilities relating to Financial Instruments	14,225	12,684
Deferred tax Liabilities relating to Biological Assets	661,582	676,876
Deferred tax Liabilities relating to Inventory	39,025	32,580
Deferred tax Liabilities relating to Prepaid Expenses	37,897	41,600
Deferred tax Liabilities relating to Intangible	20,240	22,014
Deferred tax Liabilities relating to Other Taxable Temporary Differences	22,790	17,731
Total Deferred Tax Liabilities	1,625,047	1,663,983
Offsetting presentation	(207,389)	(178,618)
Net Effect	1,417,658	1,485,365

Disclosure of reconciliation of deferred tax assets and liabilities [Text Block]
Reconciliation of deferred tax assets and liabilities

	Opening		Opening		Deferred tax of items charged	Increase
	Balance 01-01-2018 IAS 39	Amounts restated	Balance 01-01-2018 IFRS 9	Deferred tax Expenses (Income)	to other comprehensive income	(decrease) Net exchange differences	Closing balance 12-31-2018
Deferred Tax Assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S$
Deferred tax Assets relating to Provisions	7,433		7,433	(1,015)	-	(313)	6,105
Deferred tax Assets relating to Accrued Liabilities	11,267		11,267	(361)	-	-	10,906
Deferred tax Assets relating to Post-Employment benefits	19,276		19,276	297	(504)	3	19,072
Deferred tax Assets relating to Property, Plant and equipment	11,657		11,657	(1,532)	-	-	10,125
Deferred tax Assets relating to Financial Instruments	4,348	709	5,057	(507)	5,211	-	9,761
Deferred tax Assets relating to Tax Loss Carryforward	62,706		62,706	53,103	-	(6,489)	109,320
Deferred tax Assets relating to Inventories	5,941		5,941	(378)	-	(31)	5,532
Deferred tax Assets relating to Provisions for Income	21,354		21,354	(13,910)	-	(1)	7,443
Deferred tax Assets relating to Allowance for Doubtful Accounts	5,149	918	6,067	(843)	-	(223)	5,001
Intangible revaluation differences	10,389		10,389	(1,244)	-	(1,494)	7,651
Deferred tax Assets relating to Other Deductible Temporary Differences	27,364		27,364	(3,838)	-	(2,418)	21,108
Total Deferred Tax Assets	186,884	1,627	188,511	29,772	4,707	(10,966)	212,024

					Deferred tax of
	Opening Balance		Opening Balance	Deferred tax	items charged to other	Increase (decrease)	Closing
	01-01-2018 IAS 39	Amounts restated	01-01-2018 IFRS 9	Expenses (Income)	comprehensive income	Net exchange differences	balance 12-31-2018
Deferred Tax Liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S$
Deferred tax Liabilities relating to Property, Plant and Equipment	860,498	-	860,498	(23,428)	-	(7,782)	829,288
Deferred tax Liabilities relating to Financial Instruments	12,684	-	12,684	1,542	-	(1)	14,225
Deferred tax Liabilities relating to Biological Assets	676,876	-	676,876	2,060	-	(17,354)	661,582
Deferred tax Liabilities relating to Inventory	32,580	-	32,580	6,445	-	-	39,025
Deferred tax Liabilities relating to Prepaid Expenses	41,600	-	41,600	(3,703)	-	-	37,897
Deferred tax Liabilities relating to Intangible	22,014	-	22,014	(562)	-	(1,212)	20,240
Deferred tax Liabilities relating to Other Taxable Temporary Differences	17,731	-	17,731	6,450	-	(1,391)	22,790
Total Deferred Tax Liabilities	1,663,983	-	1,663,983	(11,196)	-	(27,740)	1,625,047

			Deferred tax of	Increase
	Opening	Deferred tax	items charged to other	(decrease) through	Increase (decrease)	Closing
	Balance 01-01-2017	Expenses (Income)	comprehensive income	Business Combination	Net exchange differences	balance 12-31-2017
Deferred Tax Assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S$
Deferred tax Assets relating to Provisions	5,771	931	-	726	5	7,433
Deferred tax Assets relating to Accrued Liabilities	11,716	(405)	-	-	(44)	11,267
Deferred tax Assets relating to Post-Employment benefits	17,618	2,286	(673)	-	45	19,276
Deferred tax Assets relating to Property, Plant and equipment	9,806	1,850	-	-	1	11,657
Deferred tax Assets relating to Financial Instruments	12,699	1,414	(9,764)	-	(1)	4,348
Deferred tax Assets relating to Tax Loss Carryforward	50,917	7,271	-	6,093	(1,575)	62,706
Deferred tax Assets relating to Inventories	7,158	(1,435)	-	221	(3)	5,941
Deferred tax Assets relating to Provisions for Income	14,300	7,054	-	-	-	21,354
Deferred tax Assets relating to Allowance for Doubtful Accounts	4,886	(854)	-	1,133	(16)	5,149
Intangible revaluation differences	10	(954)	-	11,333	-	10,389
Deferred tax Assets relating to Other Deductible Temporary Differences	22,985	(3,807)	-	9,134	(948)	27,364
Total Deferred Tax Assets	157,866	13,351	(10,437)	28,640	(2,536)	186,884

			Deferred tax of	Increase
	Opening	Deferred tax	items charged to other	(decrease) through	Increase (decrease)	Closing
	Balance 01-01-2017	Expenses (Income)	comprehensive income	Business Combination	Net exchange differences	balance 12-31-2017
Deferred Tax Liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S$
Deferred tax Liabilities relating to Property, Plant and Equipment	934,892	(82,445)	-	9,735	(1,684)	860,498
Deferred tax Liabilities relating to Financial Instruments	7,186	5,497	-	-	1	12,684
Deferred tax Liabilities relating to Biological Assets	719,577	(79,947)	-	37,997	(751)	676,876
Deferred tax Liabilities relating to Inventory	31,072	1,508	-	-	-	32,580
Deferred tax Liabilities relating to Prepaid Expenses	42,881	(1,281)	-	-	-	41,600
Deferred tax Liabilities relating to Intangible	27,222	(4,880)	-	-	(328)	22,014
Deferred tax Liabilities relating to Other Taxable Temporary Differences	20,004	(6,730)	-	4,467	(10)	17,731
Total Deferred Tax Liabilities	1,782,834	(168,278)	-	52,199	(2,772)	1,663,983

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Temporary Differences

The following tables summarize the deductible and taxable temporary differences:

	12-31-2018		12-31-2017

	Deductible	Taxable	Deductible	Taxable
Detail of classes of Deferred Tax Temporary Differences	Difference	Difference	Difference	Difference
Deferred Tax Assets	102,704		124,178
Deferred Tax Assets - Tax loss carryforward	109,320		62,706
Deferred Tax Liabilities		1,625,047		1,663,983
Total	212,024	1,625,047	186,884	1,663,983

	January - December
	2018	2017	2016
Detail of Temporary Difference Income and Loss Amounts	ThU.S.$	ThU.S.$	ThU.S.$
Deferred Tax Assets	(23,331)	6,079	9,093
Deferred Tax Assets - Tax loss carryforward	53,103	7,270	11,498
Deferred Tax Liabilities	11,196	168,279	(3,868)
Total	40,968	181,628	16,723

Disclosure of detailed information about income tax expense [Text Block]
Income Tax Expense

Income tax expense consists of the following:

	January - December
	2018	2017	2016
Income Tax composition	ThU.S.$	ThU.S.$	ThU.S.$
Current income tax expense	(270,252)	(155,292)	(58,831)
Tax benefit arising from unrecognized tax assets previously used to reduce current tax expense	4,471	3,018	-
Prior period current income tax adjustments	(1,732)	(227)	(6,899)
Other current benefit tax (expenses)	(220)	1,865	3,360
Current Tax Expense, Net	(267,733)	(150,636)	(62,370)

Deferred tax expense relating to origination and reversal of temporary differences	(12,135)	174,358	5,225
Tax benefit arising from previously unrecognized tax loss carryforward	53,103	7,270	11,498
Total deferred Tax benefit (expense), Net	40,968	181,628	16,723
Income Tax benefit (expense) , Total	(226,765)	30,992	(45,647)

Disclosure of income tax expenses by geographical area wise [Text Block]
The following table presents the current income tax expense detailed by foreign and domestic (Chile) companies at December 31, 2018, 2017 and 2016:

	January - December
	2018	2017	2016
	ThU.S.$	ThU.S.$	ThU.S.$
Foreign current income tax expense	(35,442)	(28,071)	(27,931)
Domestic current income tax expense	(232,291)	(122,565)	(34,439)
Total current income tax expense	(267,733)	(150,636)	(62,370)

Foreign deferred tax benefit (expense)	19,940	94,228	7,794
Domestic deferred tax benefit (expense)	21,028	87,400	8,929
Total deferred tax benefit (expense)	40,968	181,628	16,723

Total tax benefit (expense)	(226,765)	30,992	(45,647)

Disclosure of detailed information about reconciliation of income tax expense [Text Block]
Reconciliation of income tax expense from statutory tax rate to the effective tax rate.

The reconciliation of income tax expense is as follows:

	January - December
	2018	2017	2016
Reconciliation of Income tax from Statutory Rate to Effective Tax Rate	ThU.S.$	ThU.S.$	ThU.S.$
Statutory domestic (Chile) income tax rate	27.0%	25.5%	24.0%
Tax Expense at statutory tax rate	(257,451)	(61,037)	(63,174)
Tax effect of foreign tax rates	3,464	(7,118)	(13,368)
Tax effect of revenues exempt from taxation	82,521	40,133	33,834
Tax effect of not deductible expenses	(53,510)	(28,783)	(10,987)
Tax rate effect of tax loss carry forwards	15	(44)	-
Tax effect of Previously Unrecognized Tax Benefit in the Statements of Profit or Loss	(91)	195	-
Tax effect of a new evaluation of assets for deferred not recognized taxes	-	5,311	17,157
Tax rate effect from change in tax rate (opening balances)	-	78,946	(3,681)
Tax rate effect of adjustments for current tax of prior periods	(1,732)	(227)	(6,899)
Other tax rate effects	19	3,616	1,471
Total adjustments to tax expense at applicable tax rate	30,686	92,029	17,527
Tax benefit (expense) at effective tax rate	(226,765)	30,992	(45,647)

Disclosure of Detailed Information of Current tax Liabilities Explanatory [Text Block]
The current tax liabilities balances are as follow:

	12-31-2018	12-31-2017
Current tax Liabilities	ThU.S.$	ThU.S.$
Provision tax income (First category)	260,538	126,404
Monthly Provisional Payments (MPP)	(107,023)	(119,753)
Other taxes	127	1,437
Total	153,642	8,088